GOLDMAN SACHS TRUST

Supplement dated November 2, 2017

to the current Prospectuses, Summary Prospectuses and Statements of Additional Information for each applicable Goldman Sachs Fund that has Class R6 Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust (the “Trust”), on behalf of the Funds, has modified certain eligibility requirements applicable to investors who purchase Class R6 Shares of the Funds. Effective December 2, 2017, Class R6 Shares generally will be available to the following investors who purchase shares of the Funds through certain intermediaries that have a contractual relationship with Goldman Sachs & Co. LLC (“Goldman Sachs”, “Distributor” or “Transfer Agent”), including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”), using a plan level or omnibus account, unless otherwise noted below.

⬛	Investors who purchase Class R6 Shares through asset-based fee programs of certain Intermediaries that have entered into a contractual relationship with the Distributor to offer Class R6 Shares through such programs;
⬛	Section 401(k), 403(b), 457, profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, non-qualified deferred compensation plans and non-qualified pension plans or other employee benefit plans (including health savings accounts) or SIMPLE plans that are sponsored by one or more employers (including governmental or church employers) or employee organizations (“Employee Benefit Plans”);
⬛	Registered investment companies or bank collective trusts;
⬛	Institutional investors, including companies, foundations, endowments, municipalities, trusts and other entities, investing at least $5,000,000 directly with the Transfer Agent; and
⬛	Other investors at the discretion of the Trust’s officers.

Notwithstanding anything to the contrary, for the purposes of Class R6 Shares eligibility, the term “Intermediary” does not include Goldman Sachs or its affiliates and Class R6 Shares will not be available to clients of Goldman Sachs Private Wealth Management, The Goldman Sachs Trust Company, N.A., The Goldman Sachs Trust Company of Delaware or The Ayco Company, L.P.

This Supplement should be retained with your Prospectus, Summary Prospectus, and Statement of Additional Information for future reference.

R6SHRESDISTR 10-17

Exhibit A

Goldman Sachs Absolute Return Multi-Asset Fund

Goldman Sachs Absolute Return Tracker Fund

Goldman Sachs Balanced Strategy Portfolio

Goldman Sachs Bond Fund

Goldman Sachs Capital Growth Fund

Goldman Sachs Commodity Strategy Fund

Goldman Sachs Concentrated Growth Fund

Goldman Sachs Core Fixed Income Fund

Goldman Sachs Alternative Premia Fund

Goldman Sachs Blue Chip Fund

Goldman Sachs Emerging Markets Debt Fund

Goldman Sachs Emerging Markets Equity Fund

Goldman Sachs Emerging Markets Equity Insights Fund

Goldman Sachs Enhanced Income Fund

Goldman Sachs Equity Growth Strategy Portfolio

Goldman Sachs Equity Income Fund

Goldman Sachs Financial Square Government Fund

Goldman Sachs Flexible Cap Fund

Goldman Sachs Focused International Equity Fund

Goldman Sachs Focused Value Fund

Goldman Sachs Global Income Fund

Goldman Sachs Global Infrastructure Fund

Goldman Sachs Global Real Estate Securities Fund

Goldman Sachs Government Income Fund

Goldman Sachs Growth and Income Strategy Portfolio

Goldman Sachs Growth Opportunities Fund

Goldman Sachs Growth Strategy Portfolio

Goldman Sachs High Quality Floating Rate Fund

Goldman Sachs High Yield Fund

Goldman Sachs Income Builder Fund

Goldman Sachs Inflation Protected Securities Fund

Goldman Sachs International Equity Insights Fund

Goldman Sachs International Real Estate Securities Fund

Goldman Sachs International Small Cap Insights Fund

Goldman Sachs Investment Grade Credit Fund

Goldman Sachs Large Cap Growth Insights Fund

Goldman Sachs Large Cap Value Fund

Goldman Sachs Large Cap Value Insights Fund

Goldman Sachs Mid Cap Value Fund

Goldman Sachs MLP & Energy Fund

Goldman Sachs Real Estate Securities Fund

Goldman Sachs Satellite Strategies Portfolio

Goldman Sachs Short Duration Government Fund

Goldman Sachs Short Duration Income Fund

Goldman Sachs Small Cap Equity Insights Fund

Goldman Sachs Small Cap Growth Insights Fund

Goldman Sachs Small Cap Value Fund

Goldman Sachs Small Cap Value Insights Fund

Goldman Sachs Small/Mid Cap Growth Fund

Goldman Sachs Small/Mid Cap Value Fund

Goldman Sachs Strategic Growth Fund

Goldman Sachs Strategic Income Fund

Goldman Sachs Strategic International Equity Fund

Goldman Sachs Tactical Exposure Fund

Goldman Sachs U.S. Equity Insights Fund

Goldman Sachs U.S. Mortgages Fund